LEASES (Details 1)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term	5 years 9 months 18 days	5 years 2 months 12 days
Weighted-average discount rate	4.00%	4.20%